Geographic Information (Schedule Of Revenues And Long-Lived Assets From External Customers) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 31,925	$ 32,248	$ 23,910
Long-lived assets	2,401	2,674
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	11,712	12,726	11,847
Long-lived assets	1,177	1,090
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	9,191	10,321	2,147
Long-lived assets	377	622
Europe (other than Germany) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,635	4,086	3,590
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,600	2,717	3,484
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,985	1,602	2,541
Long-lived assets	661	830
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	802	796	301
Long-lived assets	$ 186	$ 132